Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders' Equity (Tables) [Abstract]
Summary of stockholder's equity capital accounts

	December 31, 2010	December 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	11,349,854	11,474,093
Outstanding shares	11,349,854	11,474,093

Common Stock, $1.00 par value:
Authorized shares	225,000,000	225,000,000
Issued shares	147,381,191	123,583,242
Outstanding shares	147,097,381	123,385,317

Summary of common stock issuances

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds
March 2008 public issuance	3,000,000	$41.44	$124,320	$118,555
July 2008 public issuance	4,600,000	44.50	204,700	193,157
September 2008 public issuance	8,050,000	48.00	386,400	369,699
2008 Dividend reinvestment plan issuances	1,546,074	43.37	67,055	67,055
2008 Equity shelf program issuances	794,221	39.28	31,196	30,272
2008 Option exercises	118,895	29.83	3,547	3,547

2008 Totals	18,109,190		$817,218	$782,285

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676

2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022

2010 Totals	23,217,500		$1,033,452	$995,438

Summary of dividend payments

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Per Share	Amount	Per Share	Amount	Per Share	Amount
Common Stock	$2.74000	$348,578	$2.72000	$311,760	$2.70000	$253,659
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	1.12500	94	1.50000	112	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	1.40640	332	1.87500	748	1.87500	1,870

Totals		$370,223		$333,839		$276,860

Summary of accumulated other comprehensive income/(loss)

	December 31, 2010	December 31, 2009
Unrecognized gains (losses) on cash flow hedges	$(9,969)	$(1,907)
Unrecognized gains (losses) on equity investments	(497)	(550)
Unrecognized actuarial gains (losses)	(633)	(434)

Totals	$(11,099)	$(2,891)

Summary of comprehensive income/(loss)

	Year Ended December 31,
	2010	2009	2008
Unrecognized gains (losses) on cash flow hedges	$(8,063)	$(2,542)	$7,829
Unrecognized gains (losses) on equity investments	54	487	(846)
Unrecognized actuarial gains (losses)	(199)	277	(715)

Total other comprehensive income (loss)	(8,208)	(1,778)	6,268
Net income attributable to controlling interests	128,527	193,269	283,299

Comprehensive income attributable to controlling interests	120,319	191,491	289,567
Net and comprehensive income (loss) attributable to noncontrolling interests	357	(342)	126

Total comprehensive income	$120,676	$191,149	$289,693